Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 1 to Form S-4
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Steadfast Apartment REIT, Inc.
Entity Central Index Key	0001585219
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity ExTransition Period	true